Borrowed Funds (Future Maturities Of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowed Funds [Abstract]
2014	$ 5,233
2015	1,236
2016	1,293
2017	5,360
2021	1,224
Long-term Debt, Total	$ 14,346	$ 15,199